UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10065

Tax-Managed Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks –– 96.5%

Security	Shares	Value
Aerospace & Defense — 5.0%
AAR Corp. (1)	85,590	$2,521,481
Alliant Techsystems, Inc. (1)	28,230	2,988,145
Ceradyne, Inc. (1)	60,670	2,921,260
		$8,430,886
Beverages — 0.7%
Central European Distribution Corp. (1)	23,350	$1,227,509
		$1,227,509
Biotechnology — 1.9%
Martek Biosciences Corp. (1)	112,850	$3,216,225
		$3,216,225
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (1)	21,790	$2,142,175
		$2,142,175
Chemicals — 3.7%
International Flavors & Fragrances, Inc.	57,230	$2,438,570
Terra Industries, Inc. (1)	66,740	3,007,972
Zep Inc.	42,160	696,483
		$6,143,025
Commercial Banks — 1.2%
Boston Private Financial Holdings, Inc.	18,640	$425,551
East-West Bancorp, Inc.	66,780	1,606,727
		$2,032,278
Commercial Services & Supplies — 4.0%
Clean Harbors, Inc. (1)	18,000	$998,640
Courier Corp.	70,830	1,876,995
FTI Consulting, Inc. (1)	68,170	3,770,483
		$6,646,118
Communications Equipment — 1.0%
Harris Stratex Networks, Inc., Class A (1)	155,807	$1,696,738
		$1,696,738
Computer Peripherals — 2.2%
Brocade Communications Systems, Inc. (1)	340,750	$2,347,768
Stratasys, Inc. (1)	19,950	440,895
Synaptics, Inc. (1)	33,320	882,980
		$3,671,643
Construction & Engineering — 4.9%
Foster Wheeler, Ltd. (1)	82,500	$5,648,775
Granite Construction, Inc.	66,030	2,513,762
		$8,162,537
Distributors — 1.4%
LKQ Corp. (1)	128,580	$2,300,296
		$2,300,296
Diversified Consumer Services — 1.3%
DeVry, Inc.	38,850	$2,144,132
		$2,144,132
Electronic Equipment & Instruments — 3.6%
Daktronics, Inc.	101,420	$2,078,096
FLIR Systems, Inc. (1)	106,250	3,217,250
National Instruments Corp.	29,170	783,506
		$6,078,852

Energy Equipment & Services — 5.6%
Hornbeck Offshore Services, Inc. (1)	35,425	$1,370,239
ION Geophysical Corp. (1)	207,670	2,575,108
NATCO Group, Inc. (1)	65,755	3,010,264
Willbros Group, Inc. (1)	75,171	2,504,698
		$9,460,309
Health Care Equipment & Supplies — 8.0%
Cooper Cos., Inc. (The)	51,600	$2,032,008
IDEXX Laboratories, Inc. (1)	29,800	1,679,826
Immucor, Inc. (1)	27,200	784,448
ResMed, Inc. (1)	19,330	900,391
Sirona Dental Systems, Inc. (1)	83,980	2,320,367
West Pharmaceutical Services, Inc.	62,900	2,459,390
Wright Medical Group, Inc. (1)	116,140	3,170,622
		$13,347,052
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	33,590	$1,284,146
VCA Antech, Inc. (1)	41,290	1,596,271
		$2,880,417
Household Durables — 1.2%
Universal Electronics, Inc. (1)	82,340	$1,960,515
		$1,960,515
Household Products — 1.7%
Church & Dwight Co., Inc.	53,420	$2,843,012
		$2,843,012
Insurance — 2.8%
Philadelphia Consolidated Holding Corp. (1)	69,110	$2,474,138
Protective Life Corp.	56,610	2,249,681
		$4,723,819
Internet Software & Services — 0.9%
Ariba, Inc. (1)	144,870	$1,444,354
		$1,444,354
Investment Services — 0.8%
Lazard, Ltd., Class A	35,140	$1,388,733
		$1,388,733
IT Services — 1.4%
Euronet Worldwide, Inc. (1)	88,530	$2,340,733
		$2,340,733
Life Sciences Tools & Services — 1.2%
Bruker BioSciences Corp. (1)	190,870	$1,956,418
		$1,956,418
Machinery — 5.4%
Bucyrus International, Inc., Class A	14,100	$1,307,211
Kadant, Inc. (1)	99,050	2,617,892
Oshkosh Truck Corp.	47,710	2,183,210
Titan International, Inc.	103,300	2,943,017
		$9,051,330
Media — 1.9%
Central European Media Enterprises, Ltd. (1)	33,420	$3,167,882
		$3,167,882
Metals & Mining — 5.2%
Cleveland-Cliffs, Inc.	27,980	$2,849,483
Harry Winston Diamond Corp.	80,000	1,963,896
IAMGOLD Corp.	225,366	1,791,660
Yamana Gold, Inc.	122,746	2,022,854
		$8,627,893
Multiline Retail — 1.4%
Big Lots, Inc. (1)	133,210	$2,312,526
		$2,312,526

Oil, Gas & Consumable Fuels — 12.0%
Denbury Resources, Inc. (1)	177,200	$4,483,160
Forest Oil Corp. (1)	66,160	2,991,755
Goodrich Petroleum Corp. (1)	86,210	1,716,441
Petrohawk Energy Corp. (1)	205,670	3,239,303
Quicksilver Resources, Inc. (1)	30,995	1,761,446
Range Resources Corp.	79,215	4,136,607
St. Mary Land & Exploration Co.	47,840	1,685,403
		$20,014,115
Personal Products — 1.5%
Herbalife, Ltd.	63,030	$2,501,030
		$2,501,030
Road & Rail — 2.0%
Kansas City Southern (1)	65,470	$2,349,064
Landstar System, Inc.	21,830	1,092,155
		$3,441,219
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc. (1)	186,230	$2,013,146
Intersil Corp., Class A	110,470	2,544,124
Verigy, Ltd. (1)	117,310	2,449,433
		$7,006,703
Software — 4.6%
Mentor Graphics Corp. (1)	224,870	$1,855,178
Parametric Technology Corp. (1)	171,650	2,823,643
Sybase, Inc. (1)	104,490	2,948,708
		$7,627,529
Trading Companies & Distributors — 0.8%
GATX Corp.	35,294	$1,327,054
		$1,327,054
Total Common Stocks (identified cost $139,676,161)		$161,315,057

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1) (2) (3)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1) (2) (3)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 3.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (4)	$6,432	$6,431,884
Total Short-Term Investments (identified cost $6,431,884)		$6,431,884

Total Investments — 100.5% (identified cost $146,668,045)	$167,982,941
Other Assets, Less Liabilities — (0.5)%	$(839,628)
Net Assets — 100.0%	$167,143,313

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $75,365.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	86.3	$144,363,980
Bermuda	6.1	10,205,390
Canada	3.6	5,958,410
Panama	1.5	2,504,698
Cayman Islands	1.5	2,501,030
Singapore	1.5	2,449,433
	100.5%	$167,982,941

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$146,668,045
Gross unrealized appreciation	$32,069,509
Gross unrealized depreciation	(10,754,613)
Net unrealized appreciation	$21,314,896

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933.  The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008